VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS - Net income (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Revenues	$ 1,351,909	$ 2,790,617	$ 3,249,344
(Loss) income from operations	(5,068,914)	(2,253,804)	560,142
Net income (loss)	(4,684,157)	(1,944,549)	634,103
TRX, ZJ
VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS
Revenues	1,351,909	2,776,065	3,249,344
(Loss) income from operations	(950,762)	(1,232,723)	566,336
Net income (loss)	$ (702,956)	$ (1,052,348)	$ 640,294